Stock-Based Compensation - CIE Restricted Stock Activity (Details) - Caesars Interactive Entertainment [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations [Abstract]
Units Outstanding, Beginning balance | shares	4,539
Units Granted in Period | shares	103
Units Vested in Period | shares	(277)
Units Forfeited in Period | shares	(119)
Units Outstanding, Ending balance | shares	0
Fair Value, Outstanding, Beginning balance | $ / shares	$ 7,827.24
Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	16,452.14
Vested in Period, Weighted Average Grant Date Fair Value | $ / shares	11,371.30
Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	9,543.11
Fair Value, Outstanding, Ending balance | $ / shares	$ 0.00
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations [Abstract]
Units Forfeited in Period | shares	(4,246)
Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	$ 7,757.19